STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - 401(k) Profit Sharing Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value
Total investments, at fair value	$ 47,695,781	$ 41,948,204
Annuity insurance contracts, at contract value	182,514	210,797
Total investments	47,878,295	42,159,001
Cash	108	47
Notes receivable from participants	567,660	475,711
Contribution receivable from employer	43,707
Contribution receivable from participants	60,329
Accrued interest receivable	16,506	18,232
TOTAL ASSETS	48,566,605	42,652,991
NET ASSETS AVAILABLE FOR BENEFITS	48,566,605	42,652,991
Common/collective funds
Investments, at fair value
Total investments, at fair value	24,100,209	22,089,426
Mutual funds
Investments, at fair value
Total investments, at fair value	18,740,527	15,400,206
AmeriServ Financial, Inc. common stock
Investments, at fair value
Total investments, at fair value	534,424	390,420
Money market funds/cash equivalents
Investments, at fair value
Total investments, at fair value	$ 4,320,621	$ 4,068,152